Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Operating Leases [Line Items]
Rent expense	$ 12.8	$ 9.6	$ 6.5
Corporate Headquarters
Schedule of Operating Leases [Line Items]
Leased square feet of office space		91,754
Lease termination date		Jan. 31, 2021
Number of options to renew the lease		2
Options to renew the lease, renewal term		5 years